Income Taxes (Details) - Schedule of Income Taxes of Company’s Continuing Operations - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Taxes of Company’s Continuing Operations [Abstract]
Current income tax		$ 150,862
Deferred income tax	24,805	(9,488)
Income tax provision	$ 24,805	$ 141,374